Movements of Deferred Government Grants (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Components of Other Income (Expense) [Line Items]
Additions	$ 494,660	¥ 3,401,037	¥ 3,392,705	¥ 3,641,774
Grant
Components of Other Income (Expense) [Line Items]
Balance at beginning of the year	3,263	22,435	30,993	37,620
Additions	73	500	2,877	0
Decrease due to disposal of subsidiaries			(3,573)
Recognized as a reduction of depreciation expense	(1,039)	(7,143)	(7,862)	(6,627)
Balance at end of the year	$ 2,297	¥ 15,792	¥ 22,435	¥ 30,993